Nature of operations and summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

Description of Business – Rubicon Technologies, Inc. and all subsidiaries are hereafter referred to as “Rubicon” or the “Company.”

Rubicon is a digital marketplace for waste and recycling services and provides cloud-based waste and recycling solutions to businesses and governments. Rubicon’s sustainable waste and recycling solutions provide comprehensive management of customers’ waste streams through a platform that powers a modern, digital experience and delivers data-driven insights and transparency for the customers and hauling and recycling partners.

Rubicon also provides consultation and management services to customers for waste removal, waste management, logistics, and recycling solutions. Consultation and management services include planning, consolidation of billing and administration, cost savings analyses, and vendor performance monitoring and management. The combination of Rubicon’s technology and services provides a holistic audit of customer waste streams. Rubicon also provides logistics services and markets and resells recyclable commodities.

Description of Business – Rubicon Technologies, Inc. is a digital marketplace for waste and recycling services and provides cloud-based waste and recycling solutions to businesses and governments. Rubicon’s sustainable waste and recycling solutions provide comprehensive management of customers’ waste streams through a platform that powers a modern, digital experience and delivers data-driven insights and transparency for the customers and hauling and recycling partners.

Rubicon provides consultation and management services to customers for waste removal, waste management, logistics, and recycling solutions. Consultation and management services include planning, consolidation of billing and administration, cost savings analyses, and vendor performance monitoring and management. The combination of Rubicon’s technology and services provides a holistic audit of customer waste streams. Rubicon also provides logistics services and markets and resells recyclable commodities.

Rubicon Technologies, Inc. and all subsidiaries are hereafter referred to as “Rubicon” or the “Company.”

Mergers

Mergers – Rubicon Technologies, Inc. was initially incorporated in the Cayman Islands on April 26, 2021 as a special purposes acquisition company under the name “Founder SPAC” (“Founder”). Founder was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses. On August 15, 2022 (the “Closing Date”), Founder consummated the mergers (the “Mergers”), pursuant to that certain Agreement and Plan of Merger, dated December 15, 2021 (the “Merger Agreement”) (the “Closing”).

In connection with the Mergers, the Company was reorganized into an Up-C structure, in which substantially all of the assets and business of the Company are held by Rubicon Technologies Holdings, LLC (“Holdings LLC”) and continue to operate through Rubicon Technologies Holdings, LLC and its subsidiaries, and Rubicon Technologies, Inc.’s material assets are the equity interests of Rubicon Technologies Holdings, LLC indirectly held by it. Pursuant to the Merger Agreement, the Mergers were accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) (the “Reverse Recapitalization”). Under this method of accounting, Founder was treated as the acquired company and Holdings LLC was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Holdings LLC issuing stock for the net assets of Founder, accompanied by a recapitalization. Thus, the accompanying condensed consolidated financial statements reflect (i) the historical operating results of Holdings LLC prior to the Mergers; (ii) the results of Rubicon Technologies, Inc. following the Mergers; and (iii) the acquired assets and liabilities of Founder stated at historical cost, with no goodwill or other intangible assets recorded.

See Note 3 for further information regarding the Mergers.

Mergers – Rubicon Technologies, Inc. was initially incorporated in the Cayman Islands on April 26, 2021 as a special purposes acquisition company under the name “Founder SPAC” (“Founder”). Founder was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses. On August 15, 2022 (the “Closing Date”), Founder consummated the mergers described below (collectively the “Mergers”), pursuant to that certain Agreement and Plan of Merger, dated December 15, 2021 (the “Merger Agreement”), by and among Founder, Ravenclaw Merger Sub LLC, a Delaware limited liability company and a wholly owned direct subsidiary of Founder (“Merger Sub”), Ravenclaw Merger Sub Corporation 1, a Delaware corporation and wholly owned subsidiary of Founder (“Merger Sub Inc. 1”), Ravenclaw Merger Sub Corporation 2, a Delaware corporation and wholly owned subsidiary of Founder (“Merger Sub Inc. 2”), Ravenclaw Merger Sub Corporation 3, a Delaware corporation and wholly owned subsidiary of Founder (“Merger Sub Inc. 3” and, together with Merger Sub Inc. 1 and Merger Sub Inc. 2, each a “Blocker Merger Sub”), Boom Clover Business Limited, a British Virgin Islands corporation (“Blocker Company 1”), NZSF Frontier Investments Inc., a Delaware corporation (“Blocker Company 2”), PLC Blocker A LLC, a Delaware limited liability company (“Blocker Company 3” and, together with Blocker Company 1 and Blocker Company 2, each a “Blocker Company” and collectively, the “Blocker Companies”), and Rubicon Technologies, LLC, a Delaware limited liability company (“Holdings LLC”). On the Closing Date, and in connection with the closing of the Mergers (the “Closing”), pursuant to the Merger Agreement, (a) Founder was domesticated and continues as a Delaware corporation, changing its name to Rubicon Technologies, Inc., (b) Merger Sub merged with and into Holdings LLC (the “Merger”), with Holdings LLC surviving the Merger as a wholly owned subsidiary of Rubicon, and (c) in a series of sequential two-step mergers (i) each Blocker Merger Sub merged with and into its corresponding Blocker Company, with each Blocker Company surviving as a wholly owned subsidiary of Rubicon, following which (ii) each surviving Blocker Company merged with and into Rubicon, with Rubicon surviving the merger (collectively the “Blocker Mergers”).

In connection with the Mergers, the Company was reorganized into an Up-C structure, in which substantially all of the assets and business of the Company are held by Rubicon Technologies Holdings, LLC and continue to operate through Rubicon Technologies Holdings, LLC and its subsidiaries, and Rubicon Technologies, Inc.’s material assets are the equity interests of Rubicon Technologies Holdings, LLC indirectly held by it. Pursuant to the Merger Agreement, the Mergers were accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) (the “Reverse Recapitalization”). Under this method of accounting, Founder was treated as the acquired company and Holdings LLC was treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Holdings LLC issuing stock for the net assets of Founder, accompanied by a recapitalization. Thus, these consolidated financial statements reflect (i) the historical operating results of Holdings LLC prior to the Mergers; (ii) the results of Rubicon Technologies, Inc. following the Mergers; and (iii) the acquired assets and liabilities of Founder stated at historical cost, with no goodwill or other intangible assets recorded.

See Note 3 for further information regarding the Mergers.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation – The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to U.S. GAAP and reflect all adjustments which are, in the opinion of management, necessary to a fair presentation of the results of the interim periods presented, under the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). These condensed consolidated financial statements include all adjustments consisting of only normal recurring adjustments, necessary for a fair statement of the results of the interim periods presented. The Company’s condensed consolidated financial statements include the accounts of Rubicon Technologies, Inc., and subsidiaries. The Company’s condensed consolidated financial statements reflect the elimination of all significant inter-company accounts and transactions. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for any subsequent quarter or for the entire year ending December 31, 2023. Certain information and note disclosures normally included in the Company’s annual audited consolidated financial statements and accompanying notes prepared in accordance with U.S. GAAP have been condensed in, or omitted from, these interim financial statements. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes to the consolidated financial statements for the fiscal year ended December 31, 2022 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 23, 2023.

Basis of Presentation and Consolidation – The accompanying consolidated financial statements have been prepared pursuant to U.S. GAAP and reflect all adjustments which are, in the opinion of management, necessary to a fair presentation of the results of the periods presented, under the rules and regulations of the United States Securities and Exchange Commission (“SEC”). The Company’s consolidated financial statements include the accounts of Rubicon Technologies, Inc., and subsidiaries. The Company’s consolidated financial statements reflect the elimination of all significant inter-company accounts and transactions.

Segments

Segments – The Company operates in one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assessing performance. The Company’s CODM role is fulfilled by the Executive Leadership Team (“ELT”), who allocates resources and assesses performance based upon consolidated financial information.

Segments – The Company operates in one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assessing performance. The Company’s CODM role is fulfilled by the Executive Leadership Team (“ELT”), who allocates resources and assesses performance based upon consolidated financial information.

Use of Estimates

Use of Estimates – The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of any contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates – The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of any contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Emerging Growth Company

Emerging Growth Company – The Company is an emerging growth company (“EGC”), as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company did not opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an EGC, will be required to adopt the new or revised standard at the time the new or revised standard becomes applicable to private companies. The effective dates shown in Note 2 below reflect the election to use the extended transition period.

Emerging Growth Company – The Company is an emerging growth company (“EGC”), as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company did not opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an EGC, will be required to adopt the new or revised standard at the time the new or revised standard becomes applicable to private companies. The effective dates shown in Note 2 below reflect the election to use the extended transition period.

Revenue Recognition

Revenue Recognition – The Company recognizes service revenue over time, consistent with efforts performed and when the customer simultaneously receives and consumes the benefits provided by the Company’s services. The Company recognizes recyclable commodity revenue point in time when the ownership, risks, and rewards transfer. The Company derives its revenue from waste removal, waste management and consultation services, software subscriptions, and the sale of recyclable commodities.

Service Revenue:

Service revenues are primarily derived from long-term contracts with waste generator customers including multiple promises delivered through the Company’s digital marketplace platform. The promises include waste removal, consultation services, billing administration and consolidation, cost savings analyses, and vendor procurement and performance management, each of which constitutes an input to the combined service managed through the digital platform. The digital platform and services are highly interdependent, and accordingly, each contractual promise is not considered a distinct performance obligation in the context of the contract and is combined into a single performance obligation. In general, fees are invoiced, and revenue is recognized over time as control is transferred. Revenue is measured as the amount of consideration the Company expects to receive in exchange for providing the service. The Company invoices for certain services prior to performance. These advance invoices are included in contract liabilities and recognized as revenue in the period service is provided.

Service revenues also include software-as-a-service subscription, maintenance, equipment and other professional services, which represent separate performance obligations. Once the performance obligations and the transaction price are determined, including an estimate of any variable consideration, the Company then allocates the transaction price to each performance obligation in the contract using a relative standalone selling price method. The Company determines standalone selling price based on the price at which the good or service is sold separately.

Recyclable Commodity Revenue:

The Company recognizes recyclable commodity revenue through the sales of old corrugated cardboard (OCC), old newsprint (ONP), aluminum, glass, pallets, and other recyclable materials at market prices. The Company purchases recyclable commodities from certain waste generator customers and sells the recyclable materials to recycling and processing facilities. Revenue recognized under these agreements is variable in nature based on the market, type and volume or weight of the materials sold. The amount of revenue recognized is based on commodity prices at the time of sale, which are unknown at contract inception. Fees are billed, and revenue is recognized at a point in time when control is transferred to the recycling and processing facilities.

Management reviews contracts and agreements the Company has with its waste generator customers and hauling and recycling partners and performs an evaluation to consider the most appropriate manner in accordance with ASC 606-10, Revenue Recognition: Principal Agent Considerations, by which revenue is presented on the condensed consolidated statements of operations.

Judgment is required in evaluating the presentation of revenue on a gross versus net basis based on whether the Company controls the service provided to the end-user and is the principal in the transaction (gross), or the Company arranges for other parties to provide the service to the end-user and is the agent in the transaction (net). Management has concluded that the Company is the principal in most arrangements as it controls the waste removal service and is the primary obligor in the transactions.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) which we recognize revenue at the amount to which the Company has the right to invoice for services performed and (iii) variable consideration which is allocated entirely to a wholly unsatisfied performance obligation. After applying these optional exemptions, the aggregate amount of the transaction price allocated to unsatisfied or partially satisfied performance obligations as of June 30, 2023 and December 31, 2022 was insignificant.

Revenue Recognition – In accordance with the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) and related amendments (“ASC 606”), the Company recognizes revenue when it transfers control of the promised goods or services to customers, in an amount that reflects the consideration it expects to receive in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, estimates may be required, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each separate performance obligation.

Pursuant to ASC 606, the Company applies the following five-step model:

1.	Identify the contract(s) with a customer.

2.	Identify the performance obligation(s) in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the performance obligations in the contract.

5.	Recognize revenue when (or as) the Company satisfies a performance obligation.

The Company recognizes service revenue over time, consistent with efforts performed and when the customer simultaneously receives and consumes the benefits provided by the Company’s services. The Company recognizes recyclable commodity revenue point in time when the ownership, risks and rewards transfer. The Company derives its revenue from waste removal, waste management and consultation services, software subscriptions, and the purchase and sale of recyclable commodities.

Service Revenue:

Service revenues are primarily derived from contracts with waste generator customers including multiple promises delivered through the Company’s digital marketplace platform. The promises include waste removal, consultation services, billing administration and consolidation, cost savings analyses, and vendor procurement and performance management, each of which constitutes an input to the combined service managed through the digital platform. The digital platform and services are highly interdependent, and accordingly, each contractual promise is not considered a distinct performance obligation in the context of the contract and is combined into a single performance obligation. In general, fees are invoiced, and revenue is recognized over time as control is transferred. Revenue is measured as the amount of consideration the Company expects to receive in exchange for providing the service. The Company invoices for certain services prior to performance. These advance invoices are included in contract liabilities and recognized as revenue in the period service is provided.

Service revenues also include software-as-a service subscription, maintenance, equipment and other professional services, which represent separate performance obligations. Once the performance obligations and the transaction price are determined, including an estimate of any variable consideration, the Company then allocates the transaction price to each performance obligation in the contract using a relative standalone selling price method. The Company determines standalone selling price based on the price at which the good or service is sold separately.

Recyclable Commodity Revenue:

The Company recognizes recyclable commodity revenue through the purchase and sale of old corrugated cardboard (OCC), old newsprint (ONP), aluminum, glass, pallets, and other recyclable materials at market prices. The Company purchases recyclable commodities from certain waste generator customers and sells the recyclable materials to recycling and processing facilities. Revenue recognized under these agreements is variable in nature based on the market, type and volume or weight of the materials sold. The amount of revenue recognized is based on commodity prices at the time of sale, which are unknown at contract inception. Fees are billed, and revenue is recognized at a point in time when control is transferred to the recycling and processing facilities.

Management reviews contracts and agreements the Company has with its waste generator customers and hauling and recycling partners and performs an evaluation to consider the most appropriate manner in accordance with ASC 606-10, Revenue Recognition: Principal Agent Considerations, by which revenue is presented within the consolidated statements of operations.

Judgment is required in evaluating the presentation of revenue on a gross versus net basis based on whether the Company controls the service provided to the end-user and are the principal in the transaction (gross), or the Company arranges for other parties to provide the service to the end-user and are the agent in the transaction (net). Management concluded that Rubicon is the principal in most arrangements as the Company controls the waste removal service and are the primary obligor in the transactions.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) which we recognize revenue at the amount to which the Company has the right to invoice for services performed and (iii) variable consideration which is allocated entirely to a wholly unsatisfied performance obligation. After applying these optional exemptions, the aggregate amount of the transaction price allocated to unsatisfied or partially satisfied performance obligations as of December 31, 2022 and 2021 was insignificant.

Cost of Revenue, exclusive of amortization and depreciation

Cost of Revenue, exclusive of amortization and depreciation – Cost of service revenues primarily consists of expenses related to delivering the Company’s service and providing support, including third-party hauler costs, costs of data center capacity, certain fees paid to various third parties for the use of their technology, services and data, and employee-related costs, such as salaries and benefits.

Cost of recyclable commodity revenues primarily consists of expenses related to purchases of OCC, ONP, aluminum, glass, pallets and other recyclable materials, and any associated transportation fees.

The Company recognizes the cost of revenue exclusive of any amortization or depreciation expenses, which are recognized in amortization and depreciation expenses on the condensed consolidated statements of operations.

Cost of Revenue, exclusive of amortization and depreciation – Cost of service revenues primarily consists of expenses related to delivering the Company’s services and providing support, including third-party hauler costs, costs of data center capacity, certain fees paid to various third parties for the use of their technology, services and data, and employee-related costs such as salaries and benefits.

Cost of recyclable commodity revenues primarily consists of expenses related to purchase of OCC, ONP, aluminum, glass, pallets and other recyclable materials, and any associated transportation fees.

The Company recognizes the cost of revenue exclusive of any amortization or depreciation expenses, which are recognized in amortization and depreciation expenses on the consolidated statements of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents – The Company considers all highly liquid investments purchased with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times exceed the Federal Deposit Insurance Corporation insurance limits.

Cash and Cash Equivalents – The Company considers all highly liquid investments purchased with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times exceed the Federal Deposit Insurance Corporation insurance limits.

Accounts Receivable and Contract Balances

Accounts Receivable and Contract Balances –Accounts receivable consists of trade accounts receivable for services provided to customers. Accounts receivable is stated at the amount the Company expects to collect. The Company makes estimates of expected credit and collectability trends for the allowance for credit losses and allowance for unbilled receivables based upon the Company’s assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Past-due balances and other higher-risk amounts are reviewed individually for collectability. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required. As of June 30, 2023 and December 31, 2022, the allowances for accounts receivable were $4.1 million and $3.6 million, respectively, and the allowances for contract assets were insignificant.

In cases where customers pay for services in arrears, the Company accrues revenue in advance of billings as long as the criteria for revenue recognition are met, thus creating a contract asset (unbilled receivable). As of June 30, 2023 and December 31, 2022, the Company had unbilled receivables of $51.3 million and $55.2 million, respectively. These unbilled balances were the result of services provided in the period, but not yet billed to the customer. During the six months ended June 30, 2023, the Company invoiced its customers $53.7 million pertaining to contract assets for services delivered prior to December 31, 2022.

Contract liabilities (deferred revenue) consist of amounts collected prior to having satisfied the performance obligation. The Company periodically invoices customers for recurring front load services in advance on a monthly basis. As of June 30, 2023 and December 31, 2022, the Company had deferred revenue balances of $7.4 million and $5.9 million, respectively. During the six months ended June 30, 2023, the Company recognized $4.6 million of revenue that was included in the contract liabilities balance as of December 31, 2022.

Accounts Receivable – Accounts receivable consists of trade accounts receivable for services provided to customers. Accounts receivable is stated at the amount the Company expects to collect. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, past transaction history with the customer, current economic industry trends, and changes in customer payment terms. Past-due balances and other higher-risk amounts are reviewed individually for collectability. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required.

Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to operations and a credit to an allowance for doubtful accounts. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the allowance and a credit to accounts receivable. As of December 31, 2022 and 2021, the allowance for doubtful accounts was $3.6 million and $8.6 million, respectively.

Contract Balances

Contract Balances – The Company recognizes revenue when services are performed and corresponding performance obligations are satisfied. Timing of invoicing to customers may differ from the timing of revenue recognition, and these timing differences result in contract assets (unbilled accounts receivables) or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets.

Contract assets represent the Company’s right to consideration based on satisfied performance obligations from contracts with customers but have not yet been invoiced to the customer. Accounting for contract assets requires estimates and assumptions regarding the quantity of waste collected by their vendors. The Company estimates service quantities and frequencies using historical transaction and market data based on the waste stream composition, equipment type, and equipment size.

The changes in contract assets during 2022 and 2021 were as follows (in thousands):

Schedule of changes in contract assets
Balance, January 1, 2021	$43,357
Invoiced to customers in the current period	(43,513)
Changes in estimate related to the prior period	156
Estimated accrual related to the current period	56,984
Balance, December 31, 2021	56,984
Invoiced to customers in the current period	(50,085)
Changes in estimate related to the prior period	(6,899)
Estimated accrual related to the current period	55,184
Balance, December 31, 2022	$55,184

Contract liabilities consists of amounts collected prior to having satisfied the performance obligation. The Company periodically invoices customers for recurring services in advance. During the year ended December 31, 2022, the Company recognized $4.4 million of revenue that was included in the contract liabilities balance as of December 31, 2021. During the year ended December 31, 2021, the Company recognized $4.0 million of revenue that was included in the contract liabilities balance as of December 31, 2020.

Accrued Hauler Expenses

Accrued Hauler Expenses – The Company recognizes hauler costs and the cost of recyclable products when services are performed. Accounting for accrued hauler costs and the cost of recyclable commodities requires estimates and assumptions regarding the quantity of waste collected by the vendors and the frequencies of the collections. The Company estimates quantities and frequencies using historical transaction and market data based on the waste stream composition, equipment type, and equipment size. Accrued hauler expenses are presented within accrued expenses on the condensed consolidated balance sheets.

Accrued Hauler Expenses – The Company recognizes hauler costs and the cost of recyclable products when services are performed. Accounting for accrued hauler costs and the cost of recyclable products requires estimates and assumptions regarding the quantity of waste collected by their vendors. The Company estimates service quantities and frequencies using historical transaction and market data based on the waste stream composition, equipment type, and equipment size. Accrued hauler expenses are presented within accrued expenses on the consolidated balance sheets.

The changes in accrued hauler expenses during 2022 and 2021 were as follows (in thousands):

Balance, January 1, 2021	$37,429
Invoiced by vendors in the current period	(37,726)
Changes in estimate related to the prior period	297
Estimated accrual related to the current period	49,607
Balance, December 31, 2021	49,607
Invoiced by vendors in the current period	(42,414)
Changes in estimate related to the prior period	(7,193)
Estimated accrual related to the current period	44,773
Balance, December 31, 2022	$44,773

Fair Value Measurements

Fair Value Measurements – In accordance with U.S. GAAP, the Company groups its financial assets and financial liabilities at fair value in three levels, based on the markets in which the financial assets and financial liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuations for financial assets and financial liabilities traded in active exchange markets, such as the New York Stock Exchange (the “NYSE”).

Level 2 – Valuations are obtained from readily available pricing sources via independent providers for market transactions involving similar financial assets and financial liabilities.

Level 3 – Valuations for financial assets and financial liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models, and similar techniques and not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such financial assets or financial liabilities.

See Note 14 for further information regarding fair value measurements.

Fair Value Measurements – In accordance with U.S. GAAP, the Company groups its financial assets and financial liabilities at fair value in three levels, based on the markets in which the financial assets and financial liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuations for financial assets and financial liabilities traded in active exchange markets, such as the New York Stock Exchange.

Level 2 – Valuations are obtained from readily available pricing sources via independent providers for market transactions involving similar financial assets and financial liabilities.

Level 3 – Valuations for financial assets and financial liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models, and similar techniques and not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such financial assets or financial liabilities.

See Note 17 for further information regarding fair value measurements.

Property and Equipment

Property and Equipment – Property and equipment are stated at cost; additions and major improvements are capitalized, while regular maintenance and repairs are expensed as incurred. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets.

Lives used for depreciation calculations are as follows:

Schedule of Lives used for depreciation
Computers, equipment and software	3-5 years
Furniture and fixtures	3-5 years
Customer equipment	3-10 years
Leasehold improvements	Lesser of useful life or remaining lease term

Leases

Leases – The Company determines if an arrangement is a lease at inception and classifies its leases at commencement. Operating leases are included in operating lease right-of-use (“ROU”) assets and current and noncurrent operating lease liabilities on the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term. The corresponding lease liabilities represent its obligation to make lease payments arising from the lease. The Company does not recognize ROU assets or lease liabilities for leases with a term of 12 months or less for any asset classes.

Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement, net of any future tenant incentives. The Company’s lease terms may include options to extend or terminate the lease. Periods beyond the noncancelable term of the lease are included in the measurement of the lease liability when it is reasonably certain that the Company will exercise the associated extension option or waive the termination option. The Company reassesses the lease term if and when a significant event or change in circumstances occurs within the control of the Company. As most of the Company’s leases do not provide an implicit rate, the net present value of future minimum lease payments is determined using the Company’s incremental borrowing rate. The Company’s incremental borrowing rate is an estimate of the interest rate the Company would have to pay to borrow on a collateralized basis with similar terms and payments.

The lease ROU asset is recognized based on the lease liability, adjusted for any rent payments or initial direct costs incurred or tenant incentives received prior to commencement. Lease expenses for minimum lease payments for operating leases are recognized on a straight-line basis over the lease term.

The Company has entered into subleases or has made decisions and taken actions to exit and sublease certain unoccupied leased office space. Similar to the Company’s other long-lived assets, management tests ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. For leased assets, such circumstances would include the decision to leave a leased facility prior to the end of the minimum lease term or subleases for which estimated cash flow do not fully cover the costs of the associated lease.

Offering Costs

Offering Costs – Offering costs, consisting of legal, accounting, printer, filing and advisory fees related to the Mergers, were deferred and offset against proceeds from the Mergers and additional paid-in capital upon consummation of the Mergers. Deferred offering costs capitalized as of June 30, 2023 and December 31, 2022 were $-0-. The total amount of the offering costs recognized as offset against additional paid-in capital at the Closing was $67.3 million. The subsequent settlements of certain offering costs during the three and six months ended June 30, 2023 resulted in a gain of $6.4 million and $7.0 million, respectively, which is recognized as a component of other income (expense) on the accompanying condensed consolidated statements of operations

Offering Costs – Offering costs, consisting of legal, accounting, printer, filing and advisory fees related to the Mergers, were deferred and offset against proceeds from the Mergers and additional paid-in capital upon consummation of the Mergers. Deferred offering costs capitalized as of December 31, 2022 and 2021 were $-0- and $1.1 million, respectively, and included in other noncurrent assets on the consolidated balance sheets. The total amount of the offering costs recognized as offset against additional paid-in capital on the consolidated balance sheet as of December 31, 2022 was $67.3 million, $53.9 million of which has been paid while the remaining $13.4 million is included in accrued expenses as of December 31, 2022. The subsequent settlements of offering costs during 2022 resulted in a gain of $12.1 million which is recognized as a component of other expense on the consolidated statement of operations for the year ended December 31, 2022. The total amount of the offering costs recognized as offset against additional paid-in capital on the consolidated balance sheet as of December 31, 2021 was $-0-.

Advertising

Advertising – Advertising expenses are charged to earnings as incurred. The total advertising costs were $2.5 million and $1.5 million for the years ended December 31, 2022 and 2021, respectively. Advertising costs are included in sales and marketing expenses on the consolidated statements of operations.

Goodwill and Intangible Assets

Goodwill and Intangible Assets – Goodwill represents the excess of the purchase price over fair value of net assets acquired. Goodwill and intangible assets determined to have an indefinite useful life at acquisition are not amortized, but instead tested for impairment at least annually. Any intangible assets with estimated useful lives are amortized over their respective estimated useful lives to their residual values and reviewed for impairment in accordance with accounting standards. The customer and hauler relationship assets are being amortized on a straight-line basis over a period ranging from two to eight years.

The Company evaluates and tests the recoverability of its goodwill for impairment at least annually during its fourth quarter of each fiscal year or more often if and when circumstances indicate that goodwill may not be recoverable. Based on the cumulative evidence obtained during the test, management concluded no impairment losses were recorded for the years ended December 31, 2022 and 2021.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets – Long-lived assets such as property and equipment, including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company determined there were no impairment charges during 2022 or 2021.

Debt Issuance Costs

Debt Issuance Costs – Debt issuance costs related to term loans are capitalized and reported net of the current and noncurrent debt obligations. The Company amortizes debt issuance costs to interest expense on the term loan using the effective interest method over the life of the debt agreement. Debt issuance costs related to lines of credit are capitalized and reported as a prepaid asset and are amortized to interest expense on a straight-line basis over the life of the debt agreement.

Customer Acquisition Costs

Customer Acquisition Costs – The Company makes certain expenditures related to acquiring contracts for future services. These expenditures are capitalized and amortized in proportion to the expected future revenue from the customer, which in most cases results in straight-line amortization over the life of the customer. Amortization of these customer incentive costs is presented within amortization and depreciation on the consolidated statements of operations. Total customer acquisition costs capitalized during the years ended December 31, 2022 and 2021 totaled $-0- and $-0-, respectively, and are included in other current assets and other noncurrent assets on the consolidated balance sheets. Total amortization of these capitalized costs was $1.1 million and $2.5 million for the years ended December 31, 2022 and 2021, respectively.

Warrants

Warrants – The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”), among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded in liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the liability-classified warrants are recognized as a component of other income (expense) on the consolidated statement of operations.

As of June 30, 2023, the Company has both liability-classified and equity-classified warrants outstanding. See Note 9 for further information.

Warrants – The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and the applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s Class A common stock, par value $0.0001 per share (“Class A Common Stock”), among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded in liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the liability-classified warrants are recognized in other income (expense) on the consolidated statement of operations.

As of December 31, 2022, the Company has both liability-classified and equity-classified warrants outstanding. See Note 10 for further information.

Earn-out Liabilities

Earn-out Liabilities – Pursuant to the Merger Agreement, (i) Blocked Unitholders (as defined in Note 3) immediately before the Closing received a right to receive a pro rata portion of 1,488,519 shares of Class A Common Stock (the “Earn-Out Class A Shares”) and (ii) Rubicon Continuing Unitholders (as defined in Note 3) immediately before the Closing received a right to receive a pro rata portion of 8,900,840 Class B Units (as defined in Note 3) (“Earn-Out Units”) and an equivalent number of shares of the Company’s Class V common stock, par value $0.0001 (“Class V Common Stock”) (“Earn-Out Class V Shares”, and together with Earn-Out Class A Shares and Earn-Out Units, “Earn-Out Interests”), in each case, depending upon the performance of Class A Common Stock during the five year period after the Closing (the “Earn-Out Period”), as set forth below upon satisfaction of any of the following conditions (each, an “Earn-Out Condition”).

(1)	50% of the Earn-Out Interests if the volume weighted average price (the “VWAP”) of the Class A Common Stock equals or exceeds $14.00 per share (as adjusted for stock splits, stock dividends, reorganizations, and recapitalizations) for twenty (20) of thirty (30) consecutive trading days during the Earn-Out Period; and

(2)	50% of the Earn-Out Interests if the VWAP of the Class A Common Stock equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations, and recapitalizations) for twenty (20) of any thirty (30) consecutive trading days during the Earn-Out Period.

Earn-Out Interests were classified as liability transactions at initial issuance, which offset against additional paid-in capital as of the Closing. At each period end, Earn-Out Interests are remeasured to their fair value, with the changes during that period recognized as a component of other income (expense) on the consolidated statement of operations. Upon issuance and release of the shares after each Earn-Out Condition is met, the related Earn-Out Interests will be remeasured to their fair value at that time with the changes recognized as a component of other income (expense), and such Earn-Out Interests will be reclassed to stockholders’ (deficit) equity on the consolidated balance sheet. As of June 30, 2023 and December 31, 2022, the Earn-Out Interests had a fair value of $0.3 million and $5.6 million, respectively, with the changes in the fair value of $5.3 million recognized as a gain on change in fair value of earn-out liabilities under other income (expense) within the accompanying condensed consolidated statements of operations.

Earn-out Liabilities – Pursuant to the Merger Agreement, (i) Blocked Unitholders (as defined in Note 3) immediately before the Closing received a right to receive a pro rata portion of 1,488,519 shares of Class A Common Stock (the “Earn-Out Class A Shares”) and (ii) Rubicon Continuing Unitholders (as defined in Note 3) immediately before the Closing received a right to receive a pro rata portion of 8,900,840 Class B Units (as defined in Note 3) (“Earn-Out Units”) and an equivalent number of shares of the Company’s Class V common stock, par value $0.0001 (“Class V Common Stock”) (“Earn-Out Class V Shares”, and together with Earn-Out Class A Shares and Earn-Out Units, “Earn-Out Interests”), in each case, depending upon the performance of Class A Common Stock during the five (5) year period after the Closing (the “Earn-Out Period”), as set forth below upon satisfaction of any of the following conditions (each, an “Earn-Out Condition”).

(1)	50% of the Earn-Out Interests if the volume weighted average price (the “VWAP”) of the Class A Common Stock equals or exceeds $14.00 per share (as adjusted for stock splits, stock dividends, reorganizations, and recapitalizations) for twenty (20) of thirty (30) consecutive trading days during the Earn-Out Period; and

(2)	50% of the Earn-Out Interests if the VWAP of the Class A Common Stock equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations, and recapitalizations) for twenty (20) of any thirty (30) consecutive trading days during the Earn-Out Period.

Earn-Out Interests are classified as liability transactions at initial issuance, which offset against additional paid-in capital as of the Closing. At each period end, Earn-Out Interests are remeasured to their fair value with the changes during that period recognized in other income (expense) on the consolidated statement of operations. Upon issuance and release of the shares after each Earn-Out Condition is met, the related Earn-Out Interests will be remeasured to their fair value at that time with the changes recognized in other income (expense), and such Earn-Out Interests will be reclassed to stockholders’ equity (deficit) on the consolidated balance sheet. As of the Closing Date, the Earn-Out Interests had a fair value of $74.1 million. As of December 31, 2022, the Earn-out Interests had a fair value of $5.6 million, with the changes in the fair value between the Closing Date and December 31, 2022 of $68.5 million recognized as a gain in fair value of earn-out liabilities under other income (expense) within accompanying consolidated statements of operations.

Noncontrolling Interest

Noncontrolling Interest – Noncontrolling interest represents the Company’s noncontrolling interest in consolidated subsidiaries which are not attributable, directly or indirectly, to the controlling Class A Common Stock ownership of the Company.

Shares of Class V Common Stock are exchangeable into an equal number of Class A Common Stock. Shares of Class V Common Stock are non-economic voting shares in Rubicon Technologies, Inc., where shares of Class V Common Stock each have one vote per share.

The financial results of Holdings LLC were consolidated into Rubicon Technologies, Inc. and 45.9% and 52.2% of Holdings LLC’s net loss during the three and six months ended June 30, 2023, respectively, was allocated to noncontrolling interests (“NCI”).

Noncontrolling Interest – Noncontrolling interest (“NCI”) represents the Company’s interest in consolidated subsidiaries which are not attributable, directly or indirectly, to the controlling Class A Common Stock ownership of the Company.

Upon completion of the Mergers, Rubicon Technologies, Inc. issued shares of Class V Common Stock, each of which is exchangeable into an equal number of Class A Common Stock. Shares of Class V Common Stock are non-economic voting shares in Rubicon Technologies, Inc. where shares of Class V Common Stock each have one vote per share.

The financial results of Holdings LLC were consolidated into Rubicon Technologies, Inc. and 69.8% of Holdings LLC’s net loss during the period of August 15, 2022, the Closing Date, through December 31, 2022 was allocated to NCI.

Income Taxes – Rubicon Technologies, Inc. is a corporation and is subject to U.S. federal as well as state income taxes including the income or loss allocated from its investment in Rubicon Technologies Holdings, LLC. Rubicon Technologies Holdings, LLC is taxed as a partnership for which the taxable income or loss is allocated to its members. Certain of the Rubicon Technologies Holdings, LLC operating subsidiaries are considered taxable corporations for U.S. income tax purposes. Prior to the Mergers, Holdings LLC was not subject to U.S. Federal and certain state income taxes at the entity level.

The Company accounts for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes (“ASC Topic 740”), which requires the recognition of tax benefits or expenses on temporary differences between the financial reporting and tax bases of its assets and liabilities by applying the enacted tax rates in effect for the year in which the differences are expected to reverse. Such net tax effects on temporary differences are reflected on the Company’s consolidated balance sheets as deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when the Company believes that it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible.

ASC Topic 740 prescribes a two-step approach for the recognition and measurement of tax benefits associated with the positions taken or expected to be taken in a tax return that affect amounts reported in the financial statements. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. As of December 31, 2022 or 2021, the Company has no tax positions that met this threshold and, therefore, has not recognized such benefits. The Company has reviewed and will continue to review the conclusions reached regarding uncertain tax positions, which may be subject to review and adjustment at a later date based on ongoing analyses of tax laws, regulations and interpretations thereof. To the extent that the Company’s assessment of the conclusions reached regarding uncertain tax positions changes as a result of the evaluation of new information, such change in estimate will be recorded in the period in which such determination is made. The Company reports income tax-related interest and penalties relating to uncertain tax positions, if applicable, as a component of income tax expense.

Although distributions to the U.S. are generally not subject to U.S. federal taxes, the Company continues to assert permanent reinvestment of foreign earnings. Due to the timing and circumstances of repatriation of such earnings, if any, it is not practicable to determine the unrecognized deferred tax liability relating to such amounts.

See Note 18 for additional information on income taxes.

Income Taxes

Income Taxes – Rubicon Technologies, Inc. is a corporation and is subject to U.S. federal as well as state income taxes including the income or loss allocated from its investment in Rubicon Technologies Holdings, LLC. Rubicon Technologies Holdings, LLC is taxed as a partnership for which the taxable income or loss is allocated to its members. Certain of the Rubicon Technologies Holdings, LLC operating subsidiaries are considered taxable corporations for U.S. income tax purposes. Prior to the Mergers, Holdings LLC was not subject to U.S. federal and certain state income taxes at the entity level.

The Company accounts for income taxes in accordance with ASC Topic 740, Accounting for Income Taxes (“ASC Topic 740”), which requires the recognition of tax benefits or expenses on temporary differences between the financial reporting and tax bases of its assets and liabilities by applying the enacted tax rates in effect for the year in which the differences are expected to reverse. Such net tax effects on temporary differences are reflected on the Company’s consolidated balance sheets as deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when the Company believes that it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The Company calculates the interim tax provision in accordance with the provisions of ASC Subtopic 740-270, Income Taxes; Interim Reporting. For interim periods, the Company estimates the annual effective income tax rate (“AETR”) and applies the estimated rate to the year-to-date income or loss before income taxes.

ASC Topic 740 prescribes a two-step approach for the recognition and measurement of tax benefits associated with the positions taken or expected to be taken in a tax return that affect amounts reported in the financial statements. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. As of June 30, 2023 or December 31, 2022, the Company has no tax positions that met this threshold and, therefore, has not recognized such benefits. The Company has reviewed and will continue to review the conclusions reached regarding uncertain tax positions, which may be subject to review and adjustment at a later date based on ongoing analyses of tax laws, regulations and interpretations thereof. To the extent that the Company’s assessment of the conclusions reached regarding uncertain tax positions changes as a result of the evaluation of new information, such change in estimates will be recorded in the period in which such determination is made. The Company reports income tax-related interest and penalties relating to uncertain tax positions, if applicable, as a component of income tax expense.

The Company’s income tax expense was $-0- million and $-0- million for the three months ended June 30, 2023 and 2022, respectively, with an effective tax rate of (0.1)% and (0.1)%, respectively The Company’s income tax expense was $-0- million and $-0- million for the six months ended June 30, 2023 and 2022, respectively, with an effective tax rate of (0.1)% and (0.1)%,, respectively. The provision for income taxes differs from the amount that would result from applying statutory rates primarily due to loss attributable to noncontrolling interest and differences in the deductibility of certain book and tax expenses, including the changes in fair value of earn-out liabilities and derivatives and certain compensation costs.

During the six months ended June 30, 2023 and the year ended December 31, 2022, the Company recorded a full valuation allowance against its deferred tax assets. The Company intends to maintain this position until there is sufficient evidence to support the reversal of all or some portion of the allowance. The Company also has certain assets with indefinite lives for which the basis is different for book and tax. As a result, the Company is in a net deferred tax liability position of $0.2 million and $0.2 million as of June 30, 2023 and December 31, 2022, respectively.

Tax Receivable Agreement Obligation – The Company and Holdings LLC entered into a Tax Receivable Agreement (the “Tax Receivable Agreement” or “TRA”) with Rubicon Continuing Unitholders (as defined in Note 3) and Blocked Unitholders (as defined in Note 3) (together, the “TRA Holders”). Pursuant to the Tax Receivable Agreement, among other things, the Company is required to pay to the TRA Holders 85% of certain of the Company’s realized (or in certain cases deemed realized) tax savings as a result of certain tax benefits related to the transactions contemplated by the Merger Agreement and future exchanges of Class B Units for Class A Common Stock or cash. The actual tax benefit, as well as the amount and timing of any payments under the TRA, will vary depending on a number of factors, including the price of the Company’s Class A Common Stock at the time of the exchange; the timing of future exchanges; the extent to which exchanges are taxable; the amount and timing of the utilization of tax attributes; the amount, timing and character of the Company’s income; the U.S. federal, state and local tax rates then applicable; the depreciation and amortization periods that apply to the increases in tax basis; the timing and amount of any earlier payments that the Company may have made under the TRA; and the portion of the Company’s payments under the TRA that constitute imputed interest or give rise to depreciable or amortizable tax basis.

The Company accounts for the effects of these increases in tax basis and associated payments under the TRAs if and when exchanges occur as follows:

a.	recognizes a contingent liability for the TRA obligation when it is deemed probable and estimable, with a corresponding adjustment to additional paid-in-capital, based on the estimate of the aggregate amount that the Company will pay;

b.	records an increase in deferred tax assets for the estimated income tax effects of the increases in tax basis based on enacted federal and state tax rates at the date of the exchange;

c.	to the extent the Company estimates that the full benefit represented by the deferred tax asset will not be fully realized based on an analysis that will consider, among other things, the expectation of future earnings, the Company reduces the deferred tax asset with a valuation allowance; and

d.	the effects of changes in any of the estimates and subsequent changes in the enacted tax rates after the initial recognition will be included in the Company’s net loss.

A TRA liability is determined and recorded under ASC 450, “Contingencies”, as a contingent liability; therefore, the Company is required to evaluate whether the liability is both probable and the amount can be estimated. Since the TRA liability is payable upon cash tax savings and the Company has not determined that positive future taxable income is probable based on the Company’s historical loss position and other factors that make it difficult to rely on forecasts, the Company has not recorded the TRA liability as of December 31, 2022. The Company will evaluate this on a quarterly basis which may result in an adjustment in the future.

Earnings (Loss) Per Share

Earnings (Loss) Per Share (“EPS”) – Basic income (loss) per share is computed by dividing net income (loss) attributable to Rubicon Technologies, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period.

Diluted income (loss) per share is computed giving effect to all potential weighted-average dilutive shares for the period. The dilutive effect of outstanding awards or financial instruments, if any, is reflected in diluted income (loss) per share by application of the treasury stock method or if converted method, as applicable. Stock awards are excluded from the calculation of diluted EPS in the event they are antidilutive or subject to performance conditions for which the necessary conditions have not been satisfied by the end of the reporting period. See Note 13 for additional information on dilutive securities.

Prior to the Mergers, the membership structure of Holdings LLC included units with liquidation preferences. The Company analyzed the calculation of loss per unit for periods prior to the Mergers and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. As a result, loss per share information has not been presented for periods prior to the Closing.

Earnings (Loss) Per Share (“EPS”) – Basic income (loss) per share is computed by dividing net income (loss) attributable to Rubicon Technologies, Inc. by the weighted-average number of shares of Class A Common Stock outstanding during the period.

Diluted income (loss) per share is computed giving effect to all potential weighted-average dilutive shares for the period. The dilutive effect of outstanding awards or financial instruments, if any, is reflected in diluted income (loss) per share by application of the treasury stock method or if converted method, as applicable. Stock awards are excluded from the calculation of diluted EPS in the event they are antidilutive or subject to performance conditions for which the necessary conditions have not been satisfied by the end of the reporting period. See Note 16 for additional information on dilutive securities.

Prior to the Mergers, the membership structure of Holdings LLC included units which had liquidation preferences. The Company analyzed the calculation of loss per unit for periods prior to the Mergers and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. As a result, loss per share information has not been presented for periods prior to the Mergers on August 15, 2022.

Derivative Financial Instruments

Derivative Financial Instruments – From time to time, the Company utilizes instruments which may contain embedded derivative instruments as part of our overall strategy. The Company’s derivative instruments are recorded at fair value on the consolidated balance sheets. These derivative instruments have not been designated as hedges; therefore, both realized and unrealized gains and losses are recognized in earnings. For the purposes of cash flow presentation, realized and unrealized gains or losses are included under cash flows from operating activities. Upfront cash payments received upon the issuance of derivative instruments are included within cash flows from financing activities, while the prepayments made upon the issuance of derivative instruments are included within cash flows from investing activities within the consolidated statements of cash flows.

Derivative Financial Instruments – From time to time, the Company utilizes instruments which may contain embedded derivative instruments as part of the overall strategy. The Company’s derivative instruments are recorded at fair value on the consolidated balance sheets. These derivative instruments have not been designated as hedges; therefore, both realized and unrealized gains and losses are recognized in earnings. For the purposes of cash flow presentation, realized and unrealized gains or losses are included within cash flows from operating activities. Upfront cash payments received upon the issuance of derivative instruments are included within cash flows from financing activities, while the prepayments made upon the issuance of derivative instruments are included within cash flows from investing activities within the consolidated statements of cash flows.

Stock-Based Compensation

Stock-Based Compensation – The Company measures fair value of employee stock-based compensation awards on the date of grant and uses the straight-line attribution method to recognize the related expense over the requisite service period, and accounts for forfeitures as they occur. The fair value of equity-classified restricted stock units and performance-based restricted stock units is equal to the market price of Class A Common Stock on the date of grant. The liability-classified restricted stock units are recognized at their fair value that is equal to the market price of Class A Common Stock on the date of grant and remeasured to the market price of Class A Common Stock at each period-end with related changes in the fair value recognized in general and administrative expense on the consolidated statement of operations.

The Company accounts for nonemployee stock-based transactions using the fair value of the consideration received (i.e., the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable.

Stock-Based Compensation – The Company measures fair value of employee stock-based compensation awards on the date of grant and uses the straight-line attribution method to recognize the related expense over the requisite service period, and accounts for forfeitures as they occur. The fair value of equity-classified restricted stock units and performance-based restricted stock units is equal to the market price of the Class A Common Stock on the date of grant. The liability-classified restricted stock units are recognized at their fair value that is equal to the market price of the Class A Common Stock on the date of grant and remeasured to the market price of the Class A Common Stock at each period-end with related changes in the fair value recognized in general and administrative expense on the consolidated statement of operations.

The Company accounts for nonemployee stock-based transactions using the fair value of the consideration received (i.e., the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable.

Customer Acquisition Costs

Customer Acquisition Costs – The Company makes certain expenditures related to acquiring contracts for future services. These expenditures are capitalized and amortized in proportion to the expected future revenue from the customer, which in most cases results in straight-line amortization over the estimated life of the customer. Amortization of these customer incentive costs is presented within amortization and depreciation on the condensed consolidated statements of operations.

Tax Receivable Agreement Obligation

Tax Receivable Agreement Obligation – The Company and Holdings LLC entered into a Tax Receivable Agreement (the “Tax Receivable Agreement” or “TRA”) with Rubicon Continuing Unitholders (as defined in Note 3) and Blocked Unitholders (as defined in Note 3) (together, the “TRA Holders”). Pursuant to the Tax Receivable Agreement, among other things, the Company is required to pay to the TRA Holders 85% of certain of the Company’s realized (or in certain cases deemed realized) tax savings as a result of certain tax benefits related to the transactions contemplated by the Merger Agreement and future exchanges of Class B Units for Class A Common Stock or cash. The actual tax benefit, as well as the amount and timing of any payments under the TRA, will vary depending on a number of factors, including the price of Class A Common Stock at the time of the exchange; the timing of future exchanges; the extent to which exchanges are taxable; the amount and timing of the utilization of tax attributes; the amount, timing and character of the Company’s income; the U.S. federal, state and local tax rates then applicable; the depreciation and amortization periods that apply to the increases in tax basis; the timing and amount of any earlier payments that the Company may have made under the TRA; and the portion of the Company’s payments under the TRA that constitute imputed interest or give rise to depreciable or amortizable tax basis.

The Company accounts for the effects of these increases in tax basis and associated payments under the TRAs if and when exchanges occur as follows:

a.	recognizes a contingent liability for the TRA obligation when it is deemed probable and estimable, with a corresponding adjustment to additional paid-in-capital, based on the estimate of the aggregate amount that the Company will pay;
b.	records an increase in deferred tax assets for the estimated income tax effects of the increases in tax basis based on enacted federal and state tax rates at the date of the exchange;

c.	to the extent the Company estimates that the full benefit represented by the deferred tax asset will not be fully realized based on an analysis that will consider, among other things, the expectation of future earnings, the Company reduces the deferred tax asset with a valuation allowance; and

d.	the effects of changes in any of the estimates and subsequent changes in the enacted tax rates after the initial recognition will be included in the Company’s net loss.

A TRA liability is determined and recorded under ASC 450, “Contingencies”, as a contingent liability; therefore, the Company is required to evaluate whether the liability is both probable and the amount can be estimated. Since the TRA liability is payable upon cash tax savings and the Company has not determined that positive future taxable income is probable based on the Company’s historical loss position and other factors that make it difficult to rely on forecasts, the Company has not recorded the TRA liability as of June 30, 2023. The Company will evaluate this on a quarterly basis, which may result in an adjustment in future periods.